Note 7 - Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Accounts Payable, Trade [Member]
Accrued expenses and other payables	$ 565	$ 828
Accrued Payroll, Vacation, and Bonuses [Member]
Accrued expenses and other payables	125	353
Technical Consulting, Engineering and Design Services [Member]
Accrued expenses and other payables	123	114
Advances from Customers [Member]
Accrued expenses and other payables		113
GTI Royalty Expenses Due to GTI [Member]
Accrued expenses and other payables	250	250
Other Accrued Expenses and Payables [Member]
Accrued expenses and other payables	592	897
Accrued expenses and other payables	$ 1,655	$ 2,555